Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 29, 2012
Components of Gross and Net Intangible Asset Balances

The Company’s acquired intangible assets with definite lives primarily consist of patents and licenses and are amortized over periods typically from three to seven years. The following table summarizes the components of gross and net intangible asset balances as of September 29, 2012 and September 24, 2011 (in millions):

	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Definite lived and amortizable acquired intangible assets	$5,166	$(1,042)	$4,124	$3,873	$(437)	$3,436
Indefinite lived and non-amortizable trademarks	100	0	100	100	0	100

Total acquired intangible assets	$5,266	$(1,042)	$4,224	$3,973	$(437)	$3,536

Expected Annual Amortization Expense Related to Acquired Intangible Assets
The expected annual amortization expense related to acquired intangible assets as of September 29, 2012, is as follows (in millions):

2013	$673
2014	737
2015	753
2016	758
2017	635
Thereafter	568

Total	$4,124